UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


        Derek Jaskulski          Portland, Maine          1/24/2011


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here is a portion of the holdings
				  for this reporting manager are reported in this report
				  and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.


                                                        FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0

Form 13F Information Table Entry Total:	    1,848,389


Form 13F Information Table Value Total:	    $107,344 (in thousands)


List of Other Included Managers:	    None.



                         FORM 13F INFORMATION TABLE
                          As of December 31, 2010




                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      698    10066 SH       Sole                                      10066
AmBev (preferred)ADR           COM              20441W203      915    30505 SH       Sole                                      30505
American Movil ADR             COM              02364W105     1959    33326 SH       Sole                                      33326
Amgen Inc                      COM              031162100      585    10367 SH       Sole                                      10367
Apple Computer                 COM              037833100      511     1492 SH       Sole                                       1492
BHP Billiton Ltd.              COM              088606108      872     9823 SH       Sole                                       9823
Bank of New York Mellon        COM              064058100     1047    34115 SH       Sole                                      34115
Becton Dickinson Co.           COM              075887109      788     9482 SH       Sole                                       9482
Berkshire Hathaway Inc Class A COM              084670108      359        3 SH       Sole                                          3
CNOOC ADR                      COM              126132109     1160     4826 SH       Sole                                       4826
Canon Inc. (JPY) ADR           COM              138006309      573    11347 SH       Sole                                      11347
Check Point Software (ISR)     COM              M22465104      434     9670 SH       Sole                                       9670
China Life Insurance Co.       COM              16939P106      644    10462 SH       Sole                                      10462
China Security & Surveillance  COM              16942J105      394    82700 SH       Sole                                      82700
Church & Dwight                COM              171340102     1445    20891 SH       Sole                                      20891
Cisco Systems                  COM              17275R102     1033    49706 SH       Sole                                      49706
CocaCola Femsa (Mex)           COM              191241108      909    10974 SH       Sole                                      10974
DB Commodity Index Tracking Fu COM              73935S105      963    35090 SH       Sole                                      35090
DJ Select Dividend Index       COM              464287168     3868    77764 SH       Sole                                      77764
Diageo PLC                     COM              25243Q205     1066    14175 SH       Sole                                      14175
Emerson Electric               COM              291011104      201     3514 SH       Sole                                       3514
Exxon Corp                     COM              30231G102      687     9145 SH       Sole                                       9145
FedEx Corp.                    COM              31428X106     1281    13615 SH       Sole                                      13615
Fifth Third Bancorp            COM              316773100      349    24178 SH       Sole                                      24178
General Electric               COM              369604103      743    40126 SH       Sole                                      40126
General Mills                  COM              370334104      325     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      485     9246 SH       Sole                                       9246
Hasbro Corp                    COM              418056107      954    20750 SH       Sole                                      20750
Hershey Foods Corp             COM              427866108      675    13975 SH       Sole                                      13975
ICICI Bank (India)             COM              45104G104     1194    26694 SH       Sole                                      26694
ITT Corp                       COM              450911102      927    17585 SH       Sole                                      17585
Intel                          COM              458140100      388    18756 SH       Sole                                      18756
International Business Machine COM              459200101      484     3279 SH       Sole                                       3279
Iron Mountain                  COM              462846106      529    21345 SH       Sole                                      21345
Johnson & Johnson              COM              478160104      380     6108 SH       Sole                                       6108
KLD Select Social Index Fund   COM              464288802      237     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      322     6301 SH       Sole                                       6301
Manpower                       COM              56418H100     1340    20245 SH       Sole                                      20245
McDonald's                     COM              580135101      618     8404 SH       Sole                                       8404
Microsoft                      COM              594918104      836    29608 SH       Sole                                      29608
Minnesota Mining & MFG Co      COM              88579Y101      394     4526 SH       Sole                                       4526
Norfolk Southern               COM              655844108     1483    22597 SH       Sole                                      22597
Petrobras (Brazil)             COM              71654V408      358     9910 SH       Sole                                       9910
Pfizer                         COM              717081103      252    13788 SH       Sole                                      13788
Proctor & Gamble               COM              742718109      507     7873 SH       Sole                                       7873
S&P Mid Cap 400 ETF            COM              464287507     1549    16939 SH       Sole                                      16939
S&P MidCap 400                 COM              78467Y107     9439    56816 SH       Sole                                      56816
S&P Spyders                    COM              78462F103    16480   129788 SH       Sole                                     129788
Schlumberger                   COM              806857108     1154    14307 SH       Sole                                      14307
Siemens ADR (Ger)              COM              826197501     1081     9345 SH       Sole                                       9345
Smith & Nephew (UK) ADR        COM              83175M205     1265    23310 SH       Sole                                      23310
Soc Quimica y Minera de Chile  COM              833635105     1339    23925 SH       Sole                                      23925
St Jude Medical                COM              790849103      997    24580 SH       Sole                                      24580
Suncor Energy                  COM              867224107     1279    34534 SH       Sole                                      34534
Teva Pharmaceutical (ISR)      COM              881624209     1676    30915 SH       Sole                                      30915
Texas Instruments              COM              882508104     1402    42012 SH       Sole                                      42012
Total Market Viper             COM              922908769     9204   140350 SH       Sole                                     140350
US Bancorp                     COM              902973304      713    27180 SH       Sole                                      27180
Vanguard All-World ex-US ETF   COM              922042775     2940    62555 SH       Sole                                      62555
Vanguard Emerging Markets ETF  COM              922042858     4351    92070 SH       Sole                                      92070
Vina Concha Y Toro (CHL)       COM              927191106      461    10049 SH       Sole                                      10049
i Shares MSCI Emerging Markets COM              464287234     5154   110229 SH       Sole                                     110229
iShares MSCI EAFE Index        COM              464287465     5533    96607 SH       Sole                                      96607
iShares Russell 2000           COM              464287655     3721    47114 SH       Sole                                      47114
iShares Russell Microcap       COM              464288869      775    15260 SH       Sole                                      15260
iShares S&P 400 Mid Cap Growth COM              464287606      219     2155 SH       Sole                                       2155
iShares S&P 500 Growth Index   COM              464287309      440     6662 SH       Sole                                       6662
					  	   TOTAL:  $107,344   1,848,389